Note 4 - Shareholder Remuneration System - Allocation Of Earnings (Details) € in Millions	Dec. 31, 2018 EUR (€)
Share holder Remuneration System Abstract
Profit of BBVA, S.A.	€ 2,316
Interim Dividens	667
Final Dividends	1,067
Additional Tier I Securities Distribution	313
Voluntary Reserves Distribution	€ 269